Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES EQUITY FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 31, 2024
Document Created Date	dei_DocumentCreationDate	Jul. 24, 2024